SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
SECURITIES
Amortized Cost	$ 331	$ 335
Gross Unrecognized Gains	10	15
Fair Value	341	350
Residential agency mortgage-backed
SECURITIES
Amortized Cost	11	15
Gross Unrecognized Gains		1
Fair Value	11	16
State and municipal
SECURITIES
Amortized Cost	320	320
Gross Unrecognized Gains	10	14
Fair Value	$ 330	$ 334